Note 12 - Redeemable Non-controlling Interests - Reconciliation of the Beginning and Ending NCI Amounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Balance	$ 233,429	$ 219,135
RNCI share of earnings	14,140	9,381
RNCI redemption increment	32,490	14,552
Distributions paid to RNCI	(7,376)	(8,061)
Purchases of interests from RNCI, net	(4,285)	(21,451)
RNCI recognized on business acquisitions	63,859	18,262
Other	706	1,611
Balance	$ 332,963	$ 233,429